Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements include the accounts of PMI and its wholly owned subsidiaries including PFL, PHL and BillGuard. All intercompany balances and transactions between PMI and its subsidiaries have been eliminated in consolidation. PMI and PFL’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the related disclosures, including contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates, judgments and assumptions include but are not limited to the following: valuation of Loans Held for Sale, Borrower Loans and associated Notes, valuation of servicing rights, valuation allowance on deferred tax assets, stock-based compensation expense, intangible assets, goodwill, contingent consideration, restructuring liability, convertible preferred stock warrant liability and contingent liabilities. Actual results could differ from those estimates.
Certain Risks
In the normal course of its business, Prosper encounters significant credit risk. Financial instruments that potentially subject Prosper to significant credit risk consist primarily of cash, cash equivalents, available for sale investments, Borrower Loans held and restricted cash. Prosper places cash and restricted cash with high-quality financial institutions and is exposed to credit risk in the event of default by these institutions to the extent the amount recorded on the balance sheet exceeds federally insured amounts. Prosper invests cash equivalents in highly liquid marketable securities with original maturities of three months or less at the time of purchase, consisting primarily of money market funds, commercial paper, US treasury securities and US agency securities.
To the extent that payments on Borrower Loans (including Borrower Loans that have been sold) are not made, interest income and/or servicing income will be reduced. A series of Notes corresponding to a particular Borrower Loan is wholly dependent on the repayment of such Borrower Loan. As a result, Prosper does not bear the credit risk on such Borrower Loan.
Reclassifications
Due to the early adoption of ASU 2016-09 on January 1, 2016, reclassifications were made to the financing section of the consolidated statements of cash flows to reflect employee taxes paid to a tax authority to satisfy the employer's statutory income tax withholding obligation in relation to the exercise of stock awards.  Prior period amounts have been reclassified to conform to the current presentation.
During the year ended December 31, 2017, Prosper changed the presentation of its expenses in the consolidated statements of operations. A new line called “Change in the Fair Value of Convertible Stock Warrants” was created with the amounts included in this line previously classified as “Other Expenses, Net”.  Prior period amounts have been reclassified to conform to the current presentation.
Consolidation of Variable Interest Entities
The determination of whether to consolidate a variable interest entity (“VIE”) in which we have a variable interest requires a significant amount of analysis and judgment around whether we are the primary beneficiary of a VIE via a controlling financial interest in the VIE. A controlling financial interest in a VIE exists if we have both the power to direct the VIE’s activities that most significantly affect the VIE’s economic performance and a potentially significant economic interest in the VIE. The determination of whether an entity is a VIE considers factors, such as (i) whether the entity’s equity investment at risk is insufficient to allow the entity to finance its activities without additional subordinated financial support or (ii) when a holder’s equity investment at risk lacks any of the following characteristics of a controlling financial interest: the direct or indirect ability through voting rights or similar rights to make decisions about a legal entity’s activities that have a significant effect on the entity’s success, the obligation to absorb the expected losses of the entity or the right to receive the expected residual returns of the legal entity.
As a result of the nature of the retained servicing rights on the sale of Borrower Loans, we are a variable interest holder in certain special purposes entities that purchase these Borrower Loans.   For all of these entities we either do not have the power to direct the activities that most significantly affect the VIE’s economic performance or we do not have a potentially significant economic interest in the VIE.   In no case are we the primary beneficiary, therefore, we do not consolidate these entities.
Management regularly reviews and reconsiders its previous conclusions regarding the status of an entity as a VIE and whether we are required to consolidate such VIE in the consolidated financial statements.
Transfers of Financial Assets
Prosper accounts for transfers of entire financial assets or a participating interest in an entire financial asset as sales when it has surrendered control over the transferred assets. Control is generally considered to have been surrendered when the transferred assets have been legally isolated from Prosper, the transferee has the right to pledge or exchange the assets without any significant constraints, and Prosper has not entered into a repurchase agreement, does not hold significant call options and has not written significant put options on the transferred assets.
Prosper sells loans or participating interests in loans via whole loan sale transactions and the fractional note channel. In certain instances of whole loan sales transactions Prosper will sell whole loans to unconsolidated VIEs that then securitize the whole loans purchased.
Prosper recognizes a gain or loss on the sale of financial assets by comparing the net sales proceeds (including fair value of any servicing asset or liability and recourse obligation recognized) to the carrying amount of the assets sold. Transfers of financial assets that do not qualify for sale accounting are reported as secured borrowings. Accordingly, the related assets remain on Prosper’s Consolidated Balance Sheets and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds from these transfers are reported as liabilities, with related interest expense recognized over the life of the related assets.
Cash and Cash Equivalents
Cash includes various unrestricted deposits with investment grade rated financial institutions. Cash equivalents consist of highly liquid marketable securities with original maturities of three months or less at the time of purchase and consist primarily of money market funds, commercial paper, US treasury securities and US agency securities. Cash equivalents are recorded at cost, which approximates fair value.
Restricted Cash
Restricted cash consists primarily of cash deposits and short term certificate of deposit accounts held as collateral as required for long term leases, loan funding and servicing activities, and cash that investors or Prosper has on our marketplace that has not yet been invested in Borrower Loans or disbursed to the investor.
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amount shown in the condensed consolidated statements of cash flows:

	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
Cash and Cash Equivalents	45,795	$22,337	$66,295	$50,557
Restricted Cash	152,668	163,907	151,223	81,300
Total Cash, Cash Equivalents and Restricted Cash show in the consolidated statements of cash flows	$198,463	$186,244	$217,518	$131,857
Short Term Investments
Short Term Investments which are included in Prepaid and Other Assets consist of certificates of deposit with a term greater than three months but less than a year that are held as collateral as required for loan funding and servicing activities.
Available for Sale Investments
Available for sale securities consist of commercial paper with terms longer than three months, US treasury securities, US agency securities and corporate debt securities.  Available for sale investments are recorded at fair value with unrealized gains and losses reported, net of taxes, in accumulated other comprehensive income (loss) included in stockholders' equity unless management determines that an investment is other-than-temporarily impaired.
Management evaluates whether impairment of available for sale debt securities are other than temporary impairment (“OTTI”) on a quarterly basis. Debt securities with unrealized losses are considered OTTI if Prosper intends to sell the investment or if it is more likely than not that it will be required to sell such investment before any anticipated recovery. If management determines that an investment is OTTI under these circumstances, the impairment recognized in earnings is measured as the entire difference between the amortized cost and then-current fair value.
An investment is also OTTI if management does not expect to recover all of the amortized cost of the investment. In this circumstance, the impairment recognized in earnings represents estimated credit losses, and is measured by the difference between the present value of expected cash flows and the amortized cost of the investment. Management utilizes cash flow models to estimate the expected future cash flow from the securities to estimate the credit loss. Expected cash flows are discounted using the investment's effective interest rate.   The evaluation of whether Prosper expects to recover the amortized cost of an investment is inherently judgmental. The evaluation includes the assessment of several bond performance indicators, including the current price and magnitude of the unrealized loss and whether Prosper has received all scheduled principal and interest payments. There were no impairment charges recognized during the years ended December 31, 2017 and December 31, 2016.
Fair Value Measurement
Prosper measures the fair value of assets and liabilities in accordance with its fair value hierarchy which prioritizes information used to measure fair value and the effect of fair value measurements on earnings and provides for enhanced disclosures determined by the level within the hierarchy of information used in the valuation. We apply this framework whenever other standards require (or permit) assets or liabilities to be measured at fair value.
We define fair value in terms of the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The price used to measure the fair value is not adjusted for transaction costs. The fair value measurement also assumes that the transaction to sell an asset occurs in the principal market for the asset or, in the absence of a principal market, the most advantageous market for the asset. The principal market is the market in which Prosper would sell or transfer the asset with the greatest volume and level of activity for the asset. In determining the principal market for an asset or liability, it is assumed that Prosper has access to the market as of the measurement date. If no market for the asset exists or if Prosper does not have access to the principal market, Prosper uses a hypothetical market.
Assets and liabilities carried at fair value on the balance sheets are classified among three levels based on the observability of the inputs used to determine fair value:
Level 1 — The valuation is based on quoted prices in active markets for identical instruments.
Level 2 — The valuation is based on observable inputs such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation methodologies for which all significant assumptions are observable in the market.
Level 3 — The valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instrument. Level 3 valuations are typically performed using pricing models, discounted cash flow methodologies, or similar methodologies, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or valuations that require significant management judgment or estimation.
Fair values of assets or liabilities are determined based on the fair value hierarchy, which requires an entity to maximize the use of quoted prices and observable inputs and to minimize the use of unobservable inputs when measuring fair value. Various valuation methodologies are utilized, depending on the nature of the financial instrument, including the use of market prices for identical or similar instruments, or discounted cash flow models. When possible, active and observable market data for identical or similar financial instruments are utilized. Alternatively, fair value is determined using assumptions that management believes a market participant would use in pricing the asset or liability.
Financial instruments consist principally of Cash and Cash Equivalents, Restricted Cash, Available for Sale Investments, Borrower Loans, Loans Held for Sale, Accounts Receivable, Accounts Payable and Accrued Liabilities, Payable to Investors, Convertible Preferred Stock Warrant Liability and Notes. Servicing Assets and Liabilities are also subject to fair value measurement within the financial statements of Prosper. The estimated fair values of Cash and Cash Equivalents, Restricted Cash, Accounts Receivable, Accounts Payable and Accrued Liabilities, and Payable to Investors approximate their carrying values because of their short term nature.
As observable market prices are not available for the Borrower Loans, Loans Held for Sale and Notes, or for similar assets and liabilities, Prosper believes the Borrower Loans, Loans Held for Sale and Notes should be considered level 3 financial instruments. In a hypothetical transaction as of the measurement date, Prosper believes that differences in the principal marketplace in which the Borrower Loans are originated and the principal marketplace in which Prosper might offer those loans may result in differences between the originated amount of the loans and their fair value as of the transaction date. For Borrower Loans and Loans Held for Sale, the fair value is estimated using discounted cash flow methodologies based upon valuation assumptions including prepayment speeds, default rates and discount rates based on the perceived credit risk within each credit grade.
The obligation to pay principal and interest on any series of Notes is equal to the loan payments, if any, that are received on the corresponding Borrower Loan, net of our servicing fee which is generally 1.0% of the outstanding balance.  The fair value election for Notes and Borrower Loans allows both the assets and the related liabilities to receive similar accounting treatment for expected losses which is consistent with the subsequent cash flows to investors that are dependent upon borrower payments. As such, the fair value of a series of Notes is approximately equal to the fair value of the corresponding Borrower Loan, adjusted for the 1.0% servicing fee and the timing of loan purchase, note issuance and borrower payments subsequently disbursed to such Note holders.  As a result, the valuation of the Notes uses the same methodology and assumptions as the Borrower Loans, except that the Notes incorporate the 1.0% servicing fee and any differences in timing in payments. Any unrealized gains or losses on the Borrower Loans and Notes for which the fair value option has been elected is recorded as a separate line item in the statement of operations. The effective interest rate associated with a group of Notes is less than the interest rate earned on the corresponding Borrower Loan due to the 1.0% servicing fee. See Note 4 for a roll-forward and further discussion of the significant assumptions used to value Borrower Loans and Notes.
Restructuring Charges
Restructuring charges consist of severance costs and contract termination related costs and impairment charges associated with the severance actions. A liability for severance costs is typically recognized when the plan of termination has been communicated to the affected employees and is measured at its fair value at the communication date. Contract termination costs consist primarily of costs that will continue to be incurred under operating leases for their remaining terms without economic benefit to the Company. A liability for contract termination costs is recognized at the date the Company ceases using the rights conveyed by the lease contract and is measured at its fair value, which is determined based on the remaining contractual lease rentals reduced by estimated sublease rentals.
Borrower Loans and Notes
Through the Note Channel, Prosper purchases Borrower Loans from WebBank then issues Notes, and holds the Borrower Loans until maturity. The obligation to repay a series of Notes originated through the Note Channel is dependent upon the repayment of the associated Borrower Loan. Borrower Loans and Notes originated through the Note Channel are carried on Prosper’s consolidated balance sheets as assets and liabilities, respectively. We choose to measure certain financial instruments and certain other items at fair value on an instrument-by-instrument basis with unrealized gains and losses on items for which the fair value option has been elected reported in earnings. Management believes that the fair value option is more meaningful for the readers of the financial statements and it allows both the Borrower Loans and Notes to be valued using the same methodology. The fair value election, with respect to an item, may not be revoked once an election is made. Prosper estimates the fair value of such Borrower Loans and Notes using discounted cash flow methodologies adjusted for the expected prepayment, loss, recovery and default rates.   The Borrower Loans are not derecognized when a corresponding Note is issued as Prosper maintains the ability to sell the Borrower Loans without the approval of the holders of the corresponding Notes.
Loan Servicing Assets and Liabilities
Prosper records servicing assets and liabilities at their estimated fair values for servicing rights retained when Prosper sells Borrower Loans to unrelated third-party buyers. The change in fair value of servicing assets and liabilities is recognized in “Servicing Fees” revenue. The gain or loss on a loan sale is recorded in “Gain on Sale” while the fair value of the servicing rights, which is based on the degree to which the contractual loan servicing fee is above or below an estimated market servicing rate is recorded in servicing assets or liabilities. Servicing assets and liabilities are recorded in “Servicing Assets” and “Other Liabilities,” respectively, on the consolidated balance sheets.
Prosper uses a discounted cash flow model to estimate the fair value of the loan servicing assets or liabilities which considers the contractual projected servicing fee revenue that Prosper earns on the Borrower Loans, estimated market servicing rates to service such loans, prepayment rates, default rates and the current principal balances of the Borrower Loans.
Loans Held for Sale
Loans Held for Sale are comprised of Borrower Loans held for short durations and are recorded at fair value. The fair value is estimated using discounted cash flow methodologies based upon a set of valuation assumptions similar to those of other Borrower Loans. We measure Loans Held for Sale at fair value on an instrument-by-instrument basis with unrealized gains and losses on items for which the fair value option has been elected reported in earnings. Management believes that the fair value option is more meaningful for the readers of the financial statements and it allows for the Loans Held for Sale to be measured at fair value similar to Borrower Loans and Notes. The fair value election, with respect to an item, may not be revoked once an election is made.
Property and Equipment
Property and equipment consists of computer equipment, office furniture and equipment, leasehold improvements, software purchased or developed for internal use and web site development costs. Property and equipment are stated at cost, less accumulated depreciation and amortization, and are computed using the straight-line method based upon estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Furniture and fixtures	7 years
Office equipment	5 years
Computers and equipment	3 years
Leasehold improvements	5-8 years
Software and website development costs	1-5 years

The costs to develop software for the website and other internal uses are capitalized when management has authorized and committed project funding, preliminary development efforts are successfully completed, and it is probable that the project will be completed and the software will be used as intended. Capitalized software and website development costs primarily include software licenses acquired, fees paid to outside consultants, and salaries and payroll related costs for employees directly involved in the development efforts.
Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed. Costs incurred for upgrades and enhancements that are considered to be probable to result in additional functionality are capitalized. Capitalized costs are included in property and equipment and amortized to expense using the straight-line method over their expected lives. Software and website development assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of software and website development assets to be held and used is measured by a comparison of the carrying amount of the asset group to the future net undiscounted cash flows expected to be generated by the asset group. If such software and website development assets are considered to be impaired, the impairment to be recognized is the excess of the carrying amount over the fair value of the software and website development asset group.
Goodwill and Intangibles
Goodwill associated with business combinations is computed by recognizing the portion of the purchase price that is not tied to individually identifiable and separately recognizable assets. Goodwill is not amortized but is tested for impairment annually or whenever indications of impairment exist. Our annual impairment testing date is October 1. Impairment exists whenever the carrying value of goodwill exceeds its implied fair value. Adverse changes in impairment indicators such as loss of key personnel, increased regulatory oversight, or unplanned changes in our operations could result in impairment. We did not recognize any goodwill impairments during the years ended December 31, 2017 and 2016.
Costs of internally developing any intangibles is expensed as incurred. Intangible assets identified through the acquisitions of American Healthcare Lending and BillGuard include customer relationships, technology and a brand name. The customer relationship intangible assets are amortized on an accelerated basis over three to ten year periods. The technology and brand name intangible assets are amortized on a straight line basis over three to five years and one year, respectively.
Payable to Investors
Payable to investors primarily represents our obligation to investors related to cash held in an account for the benefit of investors and payments-in-process received from borrowers.
Convertible Redeemable Preferred Stock Warrant Liabilities
Freestanding warrants to acquire shares that may be redeemable are accounted for in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity "ASC" 480"). Under ASC 480, vested freestanding warrants to purchase the Company’s convertible redeemable preferred stock are classified as a liability on the consolidated balance sheets and carried at fair value because the warrants may conditionally obligate the Company to transfer assets at some point in the future. The Company initially measured the warrants at fair value on issuance. The warrants are subject to remeasurement to fair value at each balance sheet date, and any change in their fair value is recognized as a component of change in fair value of convertible stock warrants, in the consolidated statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants, the completion of a deemed liquidation event, or the conversion of convertible redeemable preferred stock into common stock.

Loan Trailing Fee
On July 1, 2016, Prosper signed a series of agreements with WebBank which, among other things, includes an additional program fee (the "Loan Trailing Fee") paid to WebBank in connection with the performance of each loan sold to Prosper. These agreements are effective as of August 1, 2016. The Loan Trailing Fee is dependent on the amount and timing of principal and interest payments made by borrowers of the underlying loans, irrespective of whether the loans are sold by Prosper, and gives WebBank an ongoing financial interest in the performance of the loans it originates. This fee is paid by Prosper to WebBank over the term of the respective loans and is a function of the principal and interest payments made by borrowers of such loans. In the event that principal and interest payments are not made with respect to any loan, Prosper is not required to make the related Loan Trailing Fee payment. The obligation to pay the Loan Trailing Fee for any loan sold to Prosper is recorded at fair value at the time of the origination of such loan within Other Liabilities and recorded as a reduction of Transaction Fees, net. Any changes in the fair value of this liability are recorded in Change in Fair Value of Borrower Loans, Loans Held for Sale and Notes, Net on the consolidated statements of operations. The fair value of the Loan Trailing Fee represents the present value of the expected monthly Loan Trailing Fee payments, which takes into consideration certain assumptions related to expected prepayment rates and defaults rates.
Revenue Recognition
Revenue primarily results from fees and net interest income earned. Fees include transaction fees for our services performed on behalf of WebBank to originate a loan and servicing fees paid by investors. We also have other smaller sources of revenue reported as other revenue, this includes referral fees, securitization fees and subscription fees.
Transaction Fees
Prosper earns a transaction fee upon the successful origination of all Borrower Loans facilitated through Prosper’s marketplace.  Prosper receives payments from WebBank as compensation for the activities Prosper performs on behalf of WebBank. The transaction fee Prosper earns is determined by the term and credit grade of the Borrower Loan that is facilitated on Prosper’s marketplace, and ranges from 1.00% to 5.00% of the original principal amount of such Borrower Loan that WebBank originates.  Prosper records the transaction fee net of any fees paid to WebBank because Prosper does not receive an identifiable benefit from WebBank other than the Borrower Loan that has been recognized at fair value.
Servicing Fees
Investors who purchase Borrower Loans from Prosper typically pay Prosper a servicing fee which is currently set at 1.075% per annum of the outstanding principal balance of the Borrower Loan prior to applying the current payment. Historically the servicing fee was set at 1.0% per annum and was increased to 1.075% per annum in August 2016 for loans originated after July 2016. The servicing fee compensates Prosper for the costs incurred in servicing the Borrower Loan, including managing payments from borrowers, payments to investors and maintaining investors’ account portfolios. Prosper records servicing fees from Investors as a component of operating revenue when received.
Gain on Sale of Borrower Loans
Prosper recognizes gains or losses on the sale of Borrower Loans when it is retained for the servicing of Borrower Loans by WebBank. Additionally, Prosper recognizes gains or losses on the sale of Borrower Loans when it sells Borrower Loans to third parties. Gains or losses on sales of Borrower Loans that are recognized at the time of sale are determined by the difference between the net sales proceeds, fair value of any servicing rights retained and the carrying value of the Borrower Loans sold.
Fair Value of Warrants Vested on the Sale of Borrower Loans
Fair Value of Warrants Vested on the Sale of Borrower Loans relates to warrants to purchase Series F Convertible Preferred Stock issued to the Consortium that vest when the Consortium purchases whole loans under the Consortium Purchase Agreement that was signed in February 2017. On vesting of the Series F warrants, Prosper records a liability as "Convertible Preferred Stock Warrant Liability" on the Consolidated Balance Sheet at fair value and a corresponding amount as "Fair Value of Warrants Vested on Sale of Borrower Loans" on the Consolidated Statement of Operations. ASC 505-50 “Share Based Payments to Non-Employees" addresses the accounting by both the grantor and the grantee for share-based payments made in exchange for goods and services. The counterparty to whom we issued the warrants is a customer of the Company to whom we sell loans. Following the guidance in ASC 505-50, Prosper records the vesting of the warrants as contra-revenue on the Consolidated Statement of Operations.
Interest Income on Borrower Loans, and Interest Expense on Notes
Prosper recognizes interest income on Borrower Loans originated through the Note Channel and interest expense on the corresponding Notes using the accrual method based on the stated interest rate to the extent Prosper believes it to be collectable.
Advertising Costs
Advertising costs are expensed when incurred and are included in sales and marketing expense in the accompanying Consolidated Statements of Operations. Prosper incurred advertising costs of $66.9 million, $48.1 million and $60.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Stock-Based Compensation
We determine the fair value of our stock options issued to employees on the date of grant using the Black-Scholes option pricing model, which is impacted by the fair value of our common stock, as well as changes in assumptions that include, but are not limited to, the expected common stock price volatility over the term of the option awards, the expected term of the awards, risk-free interest rates and the expected dividend yield.
We recognize compensation expense for our stock based awards on a straight-line basis over the period during which an employee is required to provide services in exchange for the award (the vesting period of the award). Stock-based compensation expense is recognized only for those awards expected to vest. We estimate future forfeitures at the date of grant and revise the estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
Stock-based awards issued to non-employees are marked-to-market up until the point that the awards measurement period has been achieved.  Compensation expense for stock options issued to nonemployees is calculated using the Black-Scholes option pricing model and is recorded over the vesting period of the award.
Foreign Currency Transactions
The functional currency of our international subsidiary is the U.S. dollar. For this subsidiary, foreign currency denominated monetary assets and liabilities are remeasured into U.S. dollars at current exchange rates and foreign currency denominated nonmonetary assets and liabilities are remeasured into U.S. dollars at historical exchange rates. Gains or losses from foreign currency remeasurement and settlements are included in general and administrative expense in the Consolidated Statements of Operations.
 Income Taxes
The asset and liability method is used to account for income taxes. Under this method, deferred income tax assets and liabilities are based on the differences between the financial statement carrying values and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.
Prosper’s policy is to include interest and penalties related to gross unrecognized tax benefits within its provision for income taxes. U.S. Federal, Israel, California, and other state income tax returns are filed. Prosper is currently not undergoing any income tax examinations. Due to the net operating loss, generally all tax years remain open.
We recognize benefits from uncertain tax positions only if we believe that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement.
Other (Income) Expense, net
Other (income) expense, net includes interest income from available for sale securities, accretion on available for sale securities, changes in fair value of contingent liabilities, realized gains and losses on the sale of available for sale securities, changes in fair value of convertible preferred stock warrant liabilities and contract termination costs that are expected to be non-recurring and not part of restructuring activities.
Comprehensive Income
Marketable debt securities are generally considered available-for-sale and are carried at fair value, based on quoted market prices or other readily available market information. Gains and losses are recognized when realized using the specific identification method and included in Other Income in the Consolidated Statements of Operations. Unrealized gains and losses, net of taxes, are included in Accumulated Other Comprehensive Income, which is reflected as a separate component of stockholders’ deficit in our Consolidated Balance Sheet. If we have determined that an other-than-temporary decline in fair value has occurred, the amount of the decline that is related to an identified loss is recognized in income. Prosper monitors its investment portfolio for potential impairment on a quarterly basis.
Recent Accounting Pronouncements
Accounting Standards Update No. 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20, collectively implemented as FASB Accounting Standards Codification Topic 606 ("ASC 606") Revenue from Contracts with Customers, provides guidance for revenue recognition. The new guidance sets forth a new five-step revenue recognition model which replaces the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance that have historically existed in U.S. GAAP. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects in exchange for the goods or services. The standard also requires more detailed disclosures and provides additional guidance for transactions that were not addressed completely in the prior accounting guidance. Prosper plans to adopt ASC 606 on a modified retrospective basis in the first quarter of fiscal 2018.  Our implementation efforts to date related to this standard have included identifying revenue streams that are within the scope of this guidance, the evaluation of associated contracts and accounting policies, the evaluation of processes and systems of internal control, and the assessment of disclosure requirements of the standard.  Our scoping analysis indicates that transaction fees and referral fees are included in the scope of the new guidance, while servicing fees and gain or loss on the sale of borrower loans remain within the scope of ASC topic 860, Transfers and Servicing. We have determined that ASC 606 will have little, if any, impact on the timing and amount of revenue recognition as compared to the current standard and that there will be no material impact upon adoption. As part of our implementation process to date, we are evaluating new qualitative and quantitative disclosures, including disaggregation of revenues and descriptions of performance obligations. Prosper will make such disclosures in the first quarter of 2018.
In January 2016, the FASB issued ASU 2016-1, "Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities", which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This guidance will be effective for us in the first quarter of our fiscal year 2019, and early adoption is not permitted. Prosper is currently evaluating the impact that this guidance will have on its consolidated financial statements.
In February 2016, the FASB issued ASU 2016-2, "Leases (Topic 842)", which requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures.  This guidance will be effective for us in the first quarter of our fiscal year 2019, and early adoption is permitted. Prosper is currently evaluating the impact that this guidance will have on its consolidated financial statements, however we do expect that this guidance will have a material impact on Prosper's consolidated financial statements. As of December 31, 2017, Prosper has a total of $31.6 million in non-cancelable operating lease commitments, net of minimum sublease rentals.
In March 2016, the FASB issued ASU 2016-09, "Improvements to Employee Share-Based Payment Accounting (Topic 718)".  This guidance makes several modifications to Topic 718 related to the accounting for forfeitures, employer tax withholding on share-based compensation and the financial statement presentation of excess tax benefits or deficiencies. ASU 2016-09 also clarifies the statement of cash flows presentation for certain components of share-based awards. This guidance was effective for us in the first quarter of our fiscal year 2017, and early adoption was permitted. Prosper decided to early adopt this guidance effective January 1, 2016, the adoption of this standard did not have a material impact on Prosper’s consolidated financial statements.
In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” The standard provides guidance for eight targeted changes with respect to how cash receipts and cash payments are classified in the statements of cash flows, with the objective of reducing diversity in practice. This guidance will be effective for Prosper in the first quarter of our fiscal year 2018, and early adoption is permitted. Prosper is currently evaluating the impacts the adoption of this accounting standard will have on Prosper's statement of cash flows, however we do not expect a material impact.
In October 2016, the FASB issued ASU No. 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers Other than Inventory (ASU 2016-16)", which requires companies to recognize the income-tax consequences of an intra-entity transfer of an asset other than inventory. This guidance will be effective for us in the first quarter of 2018, with the option to adopt it in the first quarter of 2017. Prosper will adopt this guidance on January 1, 2018, and we believe the adoption of this standard will not have a material impact on Prosper’s financial statements.
In November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18)", which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This guidance will be effective for us in the first quarter of 2018 and early adoption is permitted. Prosper has $152.7 million and $163.9 million of restricted cash on its consolidated balance sheet as of December 31, 2017 and 2016, respectively, whose cash flow statement classification changed to align with the new guidance. Prior to the adoption of ASU 2016-18, changes in these balances were presented as operating and investing cash activities in the consolidated statements of cash flows. Under the new guidance, changes in these amounts have been included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the condensed consolidated statements of cash flows. These financial statements reflect the adoption of ASU 2016-18 as if it was adopted by the Company as of December 31, 2017.
In January 2017, the FASB issued ASU No. 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment". The standard eliminates Step 2 from the goodwill impairment test, which requires a hypothetical purchase price allocation. Prosper will continue to have the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The standard is effective for interim and annual periods beginning after December 15, 2019 and early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The standard should be applied on a prospective basis. Prosper is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

Prosper Funding LLC
Entity Information [Line Items]
Summary of Significant Accounting Policies
Significant Accounting Policies
Basis of Presentation
Prosper Funding’s consolidated financial statements include the accounts of PFL and its wholly-owned subsidiary PAH. All intercompany balances and transactions between PFL and PAH have been eliminated in consolidation. Prosper Funding’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of Prosper Funding’s consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates, judgments and assumptions include but are not limited to the following: valuation of Loans Held for Sale, Borrower Loans and associated Notes, valuation of servicing rights, repurchase and indemnification obligation, and contingent liabilities. Prosper Funding bases its estimates on historical experience from all Borrower Loans, and on various other assumptions that it believes to be reasonable under the circumstances. Actual results could differ materially from those estimates.
Certain Risks
In the normal course of its business, Prosper Funding encounters significant credit risk. Financial instruments that potentially subject Prosper Funding to significant credit risk consist primarily of cash, cash equivalents, borrower loans held and restricted cash. Prosper Funding places cash and restricted cash with high-quality financial institutions and is exposed to credit risk in the event of default by these institutions to the extent the amount recorded on the balance sheet exceeds federally insured amounts. Prosper Funding invests cash equivalents in highly liquid marketable securities with original maturities of three months or less at the time of purchase, including money market funds, commercial paper, US treasury securities and US agency securities.
As a lending marketplace, Prosper Funding believes its customers are highly susceptible to uncertainties and negative trends, real or perceived, in the markets driven by, among other factors, general economic conditions in the United States and abroad. These external economic conditions and resulting trends or uncertainties could adversely impact its customers’ ability or desire to participate on its marketplace as borrowers or investors, and consequently could negatively affect its business and results of operations.
To the extent that Borrower Loan (including Borrower Loans that have been sold) payments are not made, servicing income will be reduced. A group of Notes corresponding to a particular Borrower Loan is wholly dependent on the repayment of such Borrower Loan. As a result, Prosper Funding does not bear the credit risk on such Borrower Loan.
Consolidation of Variable Interest Entities
The determination of whether to consolidate a variable interest entity (“VIE”) in which we have a variable interest requires a significant amount of analysis and judgment whether we are the primary beneficiary of a VIE via a controlling financial interest in the VIE. A controlling financial interest in a VIE exists if we have both the power to direct the VIE’s activities that most significantly affect the VIE’s economic performance and a potentially significant economic interest in the VIE. The determination of whether an entity is a VIE considers factors, such as (i) whether the entity’s equity investment at risk is insufficient to allow the entity to finance its activities without additional subordinated financial support or (ii) when a holder’s equity investment at risk lacks any of the following characteristics of a controlling financial interest: the direct or indirect ability through voting rights or similar rights to make decisions about a legal entity’s activities that have a significant effect on the entity’s success, the obligation to absorb the expected losses of the entity or the right to receive the expected residual returns of the legal entity.
As a result of the nature of the retained servicing rights on the sale of Borrower Loans, we are a variable interest holder in certain special purposes entities that purchase these Borrower Loans.   For all of these entities we either do not have the power to direct the activities that most significantly affect the VIE’s economic performance or we do not have a potentially significant economic interest in the VIE.   In no case are we the primary beneficiary, therefore, we do not consolidate these entities.
Management regularly reviews and reconsiders its previous conclusions regarding the status of an entity as a VIE and whether we are required to consolidate such VIE in the consolidated financial statements.
Transfers of Financial Assets
Prosper accounts for transfers of entire financial assets or a participating interest in an entire financial asset as sales when it has surrendered control over the transferred assets. Control is generally considered to have been surrendered when the transferred assets have been legally isolated from Prosper, the transferee has the right to pledge or exchange the assets without any significant constraints, and Prosper has not entered into a repurchase agreement, does not hold significant call options and has not written significant put options on the transferred assets.
Prosper sells loans or participating interests in loans via whole loan sale transactions and the fractional note channel. In certain instances of whole loan sales transactions Prosper will sell whole loans to unconsolidated VIEs that then securitize the whole loans purchased.
Prosper recognizes a gain or loss on the sale of financial assets by comparing the net sales proceeds (including fair value of any servicing asset or liability and recourse obligation recognized) to the carrying amount of the assets sold. Transfers of financial assets that do not qualify for sale accounting are reported as secured borrowings. Accordingly, the related assets remain on Prosper’s Consolidated Balance Sheets and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds from these transfers are reported as liabilities, with related interest expense recognized over the life of the related assets.
Cash and Cash Equivalents
Cash includes various unrestricted deposits with highly rated financial institutions. Cash equivalents consist of highly liquid marketable securities with original maturities of three months or less at the time of purchase and consist primarily of money market funds, commercial paper, US treasury securities and US agency securities. Cash equivalents are recorded at cost, which approximates fair value.
Restricted Cash
Restricted cash consists primarily of cash deposits and short term certificates of deposit held as collateral as required for loan funding and servicing activities, and cash that investors or Prosper Funding has on the platform that has not yet been invested in Borrower Loans or disbursed to the investor.
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amount shown in the condensed consolidated statements of cash flows:

	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
Cash and Cash Equivalents	8,223	$6,929	$15,026	$23,777
Restricted Cash	140,092	147,983	139,937	73,103
Total Cash, Cash Equivalents and Restricted Cash show in the consolidated statements of cash flows	$148,315	$154,912	$154,963	$96,880
Short Term Investments
Short term investments consists of certificates of deposit with a term greater than three months but less than a year that are held as collateral as required for loan funding and servicing activities.
Fair Value Measurement
Prosper Funding measures the fair value of assets and liabilities in accordance with its fair value hierarchy which prioritizes information used to measure fair value and the effect of fair value measurements on earnings and provides for enhanced disclosures determined by the level within the hierarchy of information used in the valuation. We apply this framework whenever other standards require (or permit) assets or liabilities to be measured at fair value.
We define fair value in terms of the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The price used to measure the fair value is not adjusted for transaction costs. Under ASC Topic 820, the fair value measurement also assumes that the transaction to sell an asset occurs in the principal market for the asset or, in the absence of a principal market, the most advantageous market for the asset. The principal market is the market in which Prosper Funding would sell or transfer the asset with the greatest volume and level of activity for the asset. In determining the principal market for an asset or liability under ASC Topic 820, it is assumed that Prosper Funding has access to the market as of the measurement date. If no market for the asset exists or if Prosper Funding does not have access to the principal market, Prosper Funding uses a hypothetical market.
Under ASC Topic 820, assets and liabilities carried at fair value on the balance sheets are classified among three levels based on the observability of the inputs used to determine fair value:
Level 1 — The valuation is based on quoted prices in active markets for identical instruments.
Level 2 — The valuation is based on observable inputs such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation methodologies for which all significant assumptions are observable in the market.
Level 3 — The valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instrument. Level 3 valuations are typically performed using pricing models, discounted cash flow models, or similar methodologies, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or valuations that require significant management judgment or estimation.
Fair values of assets or liabilities are determined based on the fair value hierarchy established in ASC Topic 820, which requires an entity to maximize the use of quoted prices and observable inputs and to minimize the use of unobservable inputs when measuring fair value. Various valuation methodologies are utilized, depending on the nature of the financial instrument, including the use of market prices for identical or similar instruments, or discounted cash flow models. When possible, active and observable market data for identical or similar financial instruments are utilized. Alternatively, fair value is determined using assumptions that management believes a market participant would use in pricing the asset or liability.
Financial instruments consist principally of cash and cash equivalents, restricted cash, Borrower Loans, accounts payable and accrued liabilities, and Notes. Servicing assets and liabilities are also subject to fair value measurement within the financial statements of PFL. The estimated fair values of cash and cash equivalents, restricted cash, accounts payable and accrued liabilities approximate their carrying values because of their short term nature.
As observable market prices are not available for the Borrower Loans, Loans Held for Sale and Notes, Prosper Funding believes the Borrower Loans, Loans Held for Sale and Notes should be considered level 3 financial instruments under ASC Topic 820. In a hypothetical transaction as of the measurement date, Prosper Funding believes that differences in the principal marketplace in which the Borrower Loans are originated and the principal marketplace in which Prosper Funding might offer those loans may result in differences between the originated amount of the loans and their fair value as of the transaction date. For Borrower Loans and Loans Held for Sale, the fair value is estimated using discounted cash flow methodologies based upon valuation assumptions including prepayment speeds, default rates and discount rates based on the perceived credit risk within each credit grade.
The obligation to pay principal and interest on any Note is equal to the loan payments, if any, that are received on the corresponding Borrower Loan, net of our servicing fee which is generally 1.0% of the outstanding balance. The fair value election for Notes and Borrower Loans allows both the assets and the related liabilities to receive similar accounting treatment for expected losses which is consistent with the subsequent cash flows to lenders that are dependent upon borrower payments. As such, the fair value of a group of Notes is approximately equal to the fair value of the corresponding Borrower Loan, adjusted for the 1.0% servicing fee and the timing of borrower payments subsequently disbursed to such Note holders.  As a result, the valuation of the Notes uses the same methodology and assumptions as the Borrower Loans, except that the Notes incorporate the 1.0% servicing fee and any differences in timing of payments. Any unrealized gains or losses on the Borrower Loans and Notes for which the fair value option has been elected is recorded as a separate line item in the statement of operations. The effective interest rate associated with a group of Notes is less than the interest rate earned on the corresponding Borrower Loan due to the 1.0% servicing fee. See Note 4 for a roll-forward and further discussion of the significant assumptions used to value Borrower Loans and Notes.
Borrower Loans and Notes
Through the Note Channel, Prosper Funding purchases Borrower Loans from WebBank then issues Notes and holds the Borrower Loans until maturity. The obligation to repay a series of Notes issued through the Note Channel is dependent upon the repayment of the associated Borrower Loan. Borrower Loans originated and Notes issued through the Note Channel are carried on Prosper Funding’s consolidated balance sheets as assets and liabilities, respectively. Prosper Funding has adopted the provisions of ASC Topic 825, Financial Instruments (“ASC Topic 825”). ASC Topic 825 permits companies to choose to measure certain financial instruments and certain other items at fair value on an instrument-by-instrument basis with unrealized gains and losses on items for which the fair value option has been elected reported in earnings. Management believes that the fair value option is more meaningful for the readers of the financial statements and it allows both the Borrower Loans and Notes to be valued using the same methodology. The fair value election, with respect to an item, may not be revoked once an election is made. Prosper Funding estimates the fair value of such Borrower Loans and Notes using discounted cash flow methodologies adjusted for the expected payment, loss, recovery and default rates.   The Borrower Loans are not derecognized when a corresponding Note is issued as Prosper Funding maintains the ability to sell the Borrower Loans without the approval of the holders in the corresponding Notes.
Loan Servicing Assets and Liabilities
Prosper Funding records servicing assets and liabilities at their estimated fair values for servicing rights retained when Prosper Funding sells Borrower Loans to unrelated third-party buyers. The change in fair value of servicing assets and liabilities is recognized in “Servicing Fees” revenue. The gain or loss on a loan sale is recorded in “Gain (Loss) on Sale of Borrower Loans” while the fair value of the servicing rights, which is based on the degree to which the contractual loan servicing fee is above or below an estimated market loan servicing rate is recorded in servicing assets or liabilities. Servicing assets and liabilities are recorded in “Servicing Assets” and “Other Liabilities,” respectively, on the consolidated balance sheets.
Prosper Funding uses a discounted cash flow model to estimate the fair value of the loan servicing assets or liabilities which considers the contractual projected servicing fee revenue that Prosper Funding earns on the Borrower Loans, estimated market servicing fees to service such loans, prepayment rates, default rates and the current principal balances of the Borrower Loans.
Loans Held for Sale
Loans Held for Sale are comprised of Borrower Loans held for short durations and are recorded at fair value. The fair value is estimated using discounted cash flow methodologies based upon a set of valuation assumptions similar to those of other Borrower Loans. We measure Loans Held for Sale at fair value on an instrument-by-instrument basis with unrealized gains and losses on items for which the fair value option has been elected reported in earnings. Management believes that the fair value option is more meaningful for the readers of the financial statements and it allows for the Loans Held for Sale to be measured at fair value similar to Borrower Loans and Notes. The fair value election, with respect to an item, may not be revoked once an election is made.
Software and Website Development
Software and website development represents the software and website that PMI has transferred to Prosper Funding.   Prosper Funding does not develop any of its own software or website.  Software and website are included in property and equipment and amortized to expense using the straight-line method over their expected lives which is generally one to five years. Prosper Funding evaluates its software assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of software and website development assets to be held and used is measured by a comparison of the carrying amount of the asset to the future net undiscounted cash flows expected to be generated by the asset. If such software and website development assets are considered to be impaired, the impairment to be recognized is the excess of the carrying amount over the fair value of the software and website development asset group.
Payable to Investors
Payable to Investors primarily represents our obligation to investors related to cash held in an account for the benefit of investors and payments-in-process received from borrowers.

Loan Trailing Fee
On July 1, 2016, Prosper Funding signed a series of agreements with WebBank which, among other things, includes an additional program fee (the "Loan Trailing Fee") paid to WebBank in connection with the performance of each loan sold to Prosper Funding. These agreements are effective as of August 1, 2016. The Loan Trailing Fee is dependent on the amount and timing of principal and interest payments made by borrowers of the underlying loans, irrespective of whether the loans are sold by Prosper Funding, and gives WebBank an ongoing financial interest in the performance of the loans it originates. This fee is paid by Prosper Funding to WebBank over the term of the respective loans and is a function of the principal and interest payments made by borrowers of such loans. In the event that principal and interest payments are not made with respect to any loan, Prosper Funding is not required to make the related Loan Trailing Fee payment. The obligation to pay the Loan Trailing Fee for any loan sold to Prosper Funding is recorded at fair value at the time of the origination of such loan within Other Liabilities and recorded as a reduction of Transaction Fees, net. Any changes in the fair value of this liability are recorded in Change in Fair Value of Borrower Loans, Loans Held for Sale and Notes, Net on the statements of operations. The fair value of the Loan Trailing Fee represents the present value of the expected monthly Loan Trailing Fee payments, which takes into consideration certain assumptions related to expected prepayment rates and defaults rates.
Revenue Recognition
Revenue primarily results from fees, net interest earned and gains on the sale of borrower loans. Fees consist of related party administrative fees and servicing fees paid by investors. We also have other smaller sources of revenue reported as other revenue, which includes fees charged in relation to securitizations by outside investors.
Administration Agreement License Fees
Prosper Funding primarily generates revenues through license fees it earns through an Administration Agreement with PMI. The Administration Agreement contains a license granted by Prosper Funding to PMI that entitles PMI to use the platform for and in relation to: (i) PMI’s performance of its duties and obligations under the Administration Agreement relating to corporate administration, loan platform services, loan and note servicing and marketing, and (ii) PMI’s performance of its duties and obligations to WebBank in relation to loan origination and funding. The license fees are based on the number of listings that are posted to the platform.
Service Fees
Investors who purchase Borrower Loans through the Whole Loan Channel typically pay Prosper Funding a servicing fee which is currently set at 1.075% per annum of the outstanding principal balance of the Borrower Loan prior to applying the current payment. The servicing fee compensates Prosper Funding for the costs incurred in servicing the related loan, including managing payments from borrowers, payments to investors and maintaining investors’ account portfolios. Prosper Funding records servicing fees paid by Borrower Loan investors as a component of operating revenue when received.
Gain (Loss) on Sale of Borrower Loans
Prosper Funding recognizes gains or losses on the sale of Borrower Loans when it is retained for the servicing of Borrower Loans by WebBank. Additionally, Prosper Funding recognizes gains or losses on the sale of Borrower Loans when it sells Borrower Loans to third parties. Gains or losses on sales of Borrower Loans that are recognized at the time of sale are determined by the difference between the net sales proceeds, fair value of any servicing rights retained and the carrying value of the Borrower Loans sold.
Interest Income on Borrower Loans and Interest Expense on Notes
Prosper Funding recognizes interest income on Borrower Loans originated through the Note Channel and interest expense on the corresponding Notes using the accrual method based on the stated interest rate to the extent Prosper Funding believes it to be collectable.
Administration Fee Expense - Related Party
Pursuant to an Administration Agreement between Prosper Funding and PMI, PMI manages the marketplace on behalf of Prosper Funding. Accordingly, each month, Prosper Funding is required to pay PMI an administration fee that is based on PMI’s (a) finance and legal personnel costs, (b) number of Borrower Loans originated through the marketplace, (c) servicing fees collected by or on behalf of Prosper Funding, and (d) nonsufficient funds fees collected by or on behalf of Prosper Funding. In addition, under a second Administration Agreement between PMI and PAH, a wholly owned subsidiary of Prosper Funding, PAH is required to pay PMI an annual fee, for PMI being the administrator of PAH’s operations.
Other Expense
Other expense, net includes contract termination costs that are expected to be non-recurring and not part of restructuring activities.
Comprehensive Income
There is no comprehensive income (loss) other than the net income (loss) disclosed in the consolidated statements of operations.
Recent Accounting Pronouncements
Accounting Standards Update No. 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20, collectively implemented as FASB Accounting Standards Codification Topic 606 ("ASC 606") Revenue from Contracts with Customers, provides guidance for revenue recognition. The new guidance sets forth a new five-step revenue recognition model which replaces the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance that have historically existed in U.S. GAAP. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects in exchange for the goods or services. The standard also requires more detailed disclosures and provides additional guidance for transactions that were not addressed completely in the prior accounting guidance. Prosper Funding plans to adopt ASC 606 on a modified retrospective basis in the first quarter of fiscal 2018.  Our implementation efforts to date related to this standard have included identifying revenue streams that are within the scope of this guidance, the evaluation of associated contracts and accounting policies, the evaluation of processes and systems of internal control, and the assessment of disclosure requirements of the standard.  Our scoping analysis indicates that administration fees are included in the scope of the new guidance, while servicing fees and gain or loss on the sale of borrower loans remain within the scope of ASC topic 860, Transfers and Servicing. We believe that ASC 606 will have little, if any, impact on the timing and amount of revenue recognition as compared to the current standard and that there will be no material impact upon adoption.
In January 2016, the FASB issued ASU 2016-1, "Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities", which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This guidance will be effective for us in the first quarter of our fiscal year 2019, and early adoption is not permitted. Prosper Funding is currently evaluating the impact that this guidance will have on our consolidated financial statements.
In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” The standard provides guidance for eight targeted changes with respect to how cash receipts and cash payments are classified in the statements of cash flows, with the objective of reducing diversity in practice. This guidance will be effective for Prosper in the first quarter of our fiscal year 2018, and early adoption is permitted. Prosper Funding is currently evaluating the impacts the adoption of this accounting standard will have on Prosper Funding's cash flows, however we do not expect a material impact.
In November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18)", which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This guidance will be effective for us in the first quarter of 2018 and early adoption is permitted. Prosper Funding has $140.1 million and $148.0 million of restricted cash on its consolidated balance sheet as of December 31, 2017 and 2016, respectively, whose cash flow statement classification changed to align with the new guidance. Prior to the adoption of ASU 2016-18, changes in these balances were presented as operating and investing cash activities in the consolidated statements of cash flows. Under the new guidance, changes in these amounts have been included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the condensed consolidated statements of cash flows. These financial statements reflect the adoption of ASU 2016-18 as if it was adopted by the Company as of December 31, 2017.